SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Subsequent Event [Line Items]
SUBSEQUENT EVENTS	SUBSEQUENT EVENTS
Effective January 1, 2026, the Plan was amended to require participants to be actively employed on the last day of the Plan year in order to be eligible for the year-end discretionary matching contribution. Participants who retire or become disabled or deceased during the Plan year remain eligible for the discretionary matching contribution. Prior to the amendment, terminated participants were eligible for the discretionary matching contribution regardless of employment status during the Plan year.

Effective January 1, 2026, the Plan was also amended to permit qualified student loan repayments to be treated as eligible contributions for determining employer matching contributions. For participants enrolled in the program, matching contributions may be used on elective deferrals, qualified student loan repayments, or a combination thereof, up to the first 6% of the participant's compensation.

Plan management has evaluated subsequent events for recognition and disclosure. Aside from the amendments above, no other events were identified through June 16, 2026, the date the financial statements were issued.